Contract with Customers - Contract Cost (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 39.4	$ 38.4
Non-current deferred mobilization and contract preparation costs	42.6	17.1
Total deferred mobilization and contract preparation asset	$ 82.0	$ 55.5